                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10155
                                  ----------------------------------------------

                 AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                                 64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                             (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 816-531-5575
                                                   -----------------------------

Date of fiscal year end:  12-31
                        --------------------------------------------------------

Date of reporting period:  06-30-2008
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

SEMIANNUAL REPORT
June 30, 2008

[american century investments logo and text logo ®]

AMERICAN CENTURY VARIABLE PORTFOLIOS II

VP INFLATION PROTECTION FUND

[blank page]

TABLE OF CONTENTS

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . .      2
      U.S. Fixed-Income Total Returns. . . . . . . . . . . . . . . . .      2

VP INFLATION PROTECTION

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and
American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments' knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of Chief Investment Officer]

By David MacEwen, Chief Investment Officer, Fixed Income

FROM RALLY TO RETREAT

The first six months of 2008 produced a tale of two bond markets, as high-quality bonds rallied in the first quarter and retreated in the second quarter. Early in the year, focusing on credit quality and avoiding subprime and other problem credit areas were critical to performance. This was reflected in the outperformance of the Treasury sector and underperformance of credit-sensitive sectors.

In the second quarter, rising inflation expectations, reduced credit and liquidity concerns, and a significant shift in market expectations for Federal
Reserve (Fed) interest rate policy reduced the risk aversion and recession fears that had powered the Treasury market rally between June 2007 and March 2008. The reversal was triggered in part by the Fed's extraordinary actions in the first quarter to support the financial markets, provide liquidity and stave off recession. Soaring food and energy prices also played a big role, convincing many market participants that inflation had become a bigger potential problem than recession.

At its June monetary policy meeting, the Fed left rates unchanged, signaling inflation likely has re-emerged as a primary concern for the central bank, even as growth slows.

INFLATION PRESSURES KEPT TIPS ON TOP

Inflation worries and the lingering threat of stagflation (stalled economic growth and rising inflation) helped Treasury inflation-protected securities
(TIPS) finish the six months as the top major U.S. bond sector on a total return basis. The yield difference between 10-year TIPS and nominal Treasuries widened to 2.5 percentage points in the second quarter. This spread represents investors' expectations for inflation for the next decade.

Overall (headline) inflation, as measured by the trailing 12-month change in the consumer price index (CPI), reached 5.0% in June. Several index components drove overall CPI higher, including food prices, which jumped 5.2%, transportation costs, which increased 12%, and energy prices, which soared 24.7%. The core CPI, which excludes volatile food and energy prices, increased 2.4% for the 12 months ended June 30.

U.S. Fixed-Income Total Returns
For the six months ended June 30, 2008*

CITIGROUP BOND MARKET INDICES
Citigroup US Broad Investment-Grade Bond Index                     1.40%
Citigroup US Inflation-Linked Securities Index                     4.86%

TREASURY BELLWETHERS
3-Month Treasury Bill                                              1.30%
10-Year Treasury Note                                              2.03%

*Total returns for periods less than one year are not annualized.

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PERFORMANCE
VP Inflation Protection

Total Returns as of June 30, 2008
                                              Average Annual Returns
                                                            Since     Inception
                      6 months(1)    1 year    5 years    Inception      Date

CLASS II                 3.59%       12.08%     4.50%       5.00%      12/31/02

CITIGROUP US
INFLATION-LINKED
SECURITIES INDEX(2)      4.86%       15.12%     5.97%       6.56%         --

Class I                  3.81%       12.46%      --         5.89%       5/7/04

(1) Total returns for periods less than one year are not annualized.

(2) The Citigroup US Inflation-Linked Securities Index is not subject to the tax code diversification and other regulatory requirements limiting the type and amount of securities that the fund may own.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to insurance contracts.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Class II shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

VP Inflation Protection

One-Year Returns Over Life of Class
Periods ended June 30
                                2003*      2004    2005     2006    2007    2008

Class II                       4.89%**    1.51%   6.86%    -1.00%   3.58%  12.08%

Citigroup US
Inflation-Linked Securities
Index                           6.15%     3.91%   9.30%    -1.68%   3.93%  15.12%

 *From 12/31/02, Class II's inception date. Not annualized.

**Returns would have been lower, along with ending value, if distribution fees had not been waived from 12/31/02 to 3/31/03.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Class II shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------

PORTFOLIO COMMENTARY
VP Inflation Protection

Lead Portfolio Managers: Brian Howell, Jim Platz, Seth Plunkett,
and Bob Gahagan
Macro Strategy Team Representatives: Brian Howell and Bob Gahagan

PERFORMANCE SUMMARY

VP Inflation Protection returned 3.81%* for the six months ended June 30, 2008.
The portfolio's benchmark, the Citigroup US Inflation-Linked Securities Index,
returned 4.86%. Portfolio returns reflect operating expenses, while benchmark returns do not.

The portfolio's absolute return reflected the relatively strong performance of inflation-indexed securities during a period of rising commodity prices, declining yields and quality-conscious investing. Treasury inflation-protected securities (TIPS) were the best-performing domestic fixed-income securities for the six-month period, due to their hedge against inflation along with their longer duration and high quality.

Relative to the benchmark, the portfolio's exposure to non-Treasury securities accounted for the underperformance.

MARKET BACKDROP

Economic indicators continued to weaken and consumer and investor confidence waned during most of the six-month period, due to the ongoing housing market downturn, tighter credit standards, higher energy prices and equity market volatility. Despite the growing weakness, inflation remained a serious threat.
Across the board, food and commodity prices hit record highs, and the U.S.
dollar remained under pressure. In particular, oil prices continued to capture the headlines, jumping from $96 per barrel to $140 per barrel, for a 46%
increase during the six-month period. At the same time, the U.S. dollar declined more than 7% against the euro.

The Federal Reserve (the Fed) continued its efforts to spark economic growth, cutting the federal funds target rate by 2.25 percentage points in the first four months of 2008 to 2.0%. But, after its monetary policy meeting in June, the
Fed left the overnight interest rate target unchanged -- the first pause since launching the easing campaign last year.

Asset Allocation
                                                           % of           % of
                                                        net assets     net assets
                                                           as of         as of
                                                          6/30/08       12/31/07

U.S. Treasury Securities & Equivalents                     54.4%         54.9%

U.S. Government Agency Securities                          11.2%         15.8%

U.S. Government Agency
Mortgage-Backed Securities                                 10.3%          1.7%

Collateralized Mortgage Obligations                         9.2%         12.7%

Corporate Bonds                                             7.2%         10.1%

Adjustable-Rate U.S. Government Agency
Mortgage-Backed Securities                                  1.0%           --

Sovereign Governments & Agencies                            0.7%          0.9%

Zero-Coupon U.S. Treasury
Securities & Equivalents                                    0.5%          1.8%

Zero-Coupon U.S. Government
Agency Securities                                           0.2%          1.4%

Asset-Backed Securities                                    --(1)         --(1)

Cash and Equivalents(2)                                     5.3%          0.7%

(1) Category is less than 0.05% of total net assets.

(2) Includes Commercial Paper and other assets and liabilities.

*All fund returns referenced in this commentary are for Class I shares. Total returns for periods less than one year are not annualized.

------

VP Inflation Protection

The Fed's preference for anti-recession insurance over inflation vigilance resulted in an overall 3.25-percentage-point slice in the federal funds rate target. At the same time, though, the Fed's efforts to fend off a recession contributed to rising inflationary expectations. By holding rates steady in
June, the Fed signaled inflation likely has re-emerged as a primary concern for the central bank, even as it struggles with jump-starting the stagnant economy.

PORTFOLIO POSITIONING

With inflation pressures mounting, we maintained the portfolio's maximum exposure to TIPS (55% of the portfolio, as mandated by IRS portfolio diversification regulations for insurance products). We invested the remaining
45% of the portfolio in non-Treasury securities, including high-quality agency, mortgage and corporate securities. The portfolio's exposure to these spread securities, which underperformed Treasuries during the six-month period, accounted for the Fund's underperformance versus the benchmark.

We maintained a yield-curve-steepening bias throughout the period, which contributed positively to performance, as the slope of the nominal Treasury yield steepened. For example, the yield difference between two- and 10-year
Treasury notes was +0.97 percentage point at the end of December 2007 and +1.35 percentage points at the end of June 2008.

OUTLOOK

With the annual rate of core inflation (as measured by the 12-month change in core CPI through June 30) at 2.4%, inflation remains above the Fed's stated
comfort range of between 1% and 2%. Broader inflation measures are even higher
(5.0% for overall CPI for the same time period), stoked by soaring energy, commodity and food prices and a moribund U.S. dollar.

Such a scenario typically would prompt a tightening response from the Fed. But, the current environment is anything but "typical." We believe expectations for
Fed rate hikes -- triggered by energy price inflation and the Fed's monetary policy pause in June -- are off base. The Fed likely is on hold, boxed in by recession concerns on one side and inflationary pressures and the sagging U.S.
dollar on the other. Although the inflation threat remains, we believe the troubled U.S. economy will once again emerge as the greater concern for the Fed, with additional rate cuts an option for restoring growth. Such a scenario should bode well for U.S. Treasuries in general, including TIPS.

Portfolio at a Glance
                                                 As of           As of
                                                6/30/08         12/31/07
30-Day SEC Yield
 Class I                                         6.50%*          3.91%

 Class II                                        6.26%*          3.66%

Weighted Average Maturity                      9.2 years       9.5 years

Average Duration (effective)                   6.3 years       6.4 years

*The above-average 30-day SEC yields as of June 30, 2008, primarily resulted from elevated inflation readings. The market conditions fostering this occurrence may not be repeated or consistently achieved in the future.

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SHAREHOLDER FEE EXAMPLE (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2008 to June 30, 2008.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

               Beginning         Ending        Expenses Paid
             Account Value   Account Value    During Period*      Annualized
                 1/1/08         6/30/08      1/1/08 - 6/30/08   Expense Ratio*

ACTUAL

Class I          $1,000        $1,038.10           $2.48             0.49%

Class II         $1,000        $1,035.90           $3.75             0.74%

HYPOTHETICAL

Class I          $1,000        $1,022.43           $2.46             0.49%

Class II         $1,000        $1,021.18           $3.72             0.74%

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

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SCHEDULE OF INVESTMENTS
VP Inflation Protection

JUNE 30, 2008 (UNAUDITED)

Principal Amount                                                             Value

U.S. Treasury Securities & Equivalents -- 54.4%

   $ 1,500,000  AID (Egypt), 4.45%, 9/15/15                             $1,515,110
                                                                      ------------
    36,689,968  U.S. Treasury Inflation Indexed Bonds, 2.375%,
                1/15/25(1)                                              38,458,485
    42,419,888  U.S. Treasury Inflation Indexed Bonds, 2.00%,
                1/15/26(1)                                              42,025,553
    21,726,816  U.S. Treasury Inflation Indexed Bonds, 2.375%,
                1/15/27                                                 22,753,756
    14,148,036  U.S. Treasury Inflation Indexed Bonds, 1.75%,
                1/15/28                                                 13,447,270
    24,035,533  U.S. Treasury Inflation Indexed Bonds, 3.625%,
                4/15/28(1)                                              29,954,307
    14,783,048  U.S. Treasury Inflation Indexed Bonds, 3.875%,
                4/15/29(1)                                              19,182,172
    19,039,822  U.S. Treasury Inflation Indexed Bonds, 3.375%,
                4/15/32(1)                                              23,911,351
     5,936,144  U.S. Treasury Inflation Indexed Notes, 4.25%,
                1/15/10                                                  6,368,835
     3,826,339  U.S. Treasury Inflation Indexed Notes, 0.875%,
                4/15/10                                                  3,894,497
       246,810  U.S. Treasury Inflation Indexed Notes, 3.50%,
                1/15/11                                                    268,811
     2,975,748  U.S. Treasury Inflation Indexed Notes, 2.375%,
                4/15/11                                                  3,154,527
     3,719,489  U.S. Treasury Inflation Indexed Notes, 3.375%,
                1/15/12                                                  4,108,875
     1,005,518  U.S. Treasury Inflation Indexed Notes, 2.00%,
                4/15/12                                                  1,061,293
     8,361,850  U.S. Treasury Inflation Indexed Notes, 3.00%,
                7/15/12                                                  9,186,930
     4,677,640  U.S. Treasury Inflation Indexed Notes, 1.875%,
                7/15/13                                                  4,947,339
    10,031,426  U.S. Treasury Inflation Indexed Notes, 2.00%,
                1/15/14                                                 10,657,607
    16,066,104  U.S. Treasury Inflation Indexed Notes, 2.00%,
                7/15/14                                                 17,074,011
    16,984,782  U.S. Treasury Inflation Indexed Notes, 1.625%,
                1/15/15                                                 17,554,044
    20,979,990  U.S. Treasury Inflation Indexed Notes, 1.875%,
                7/15/15                                                 21,984,743
    18,423,434  U.S. Treasury Inflation Indexed Notes, 2.00%,
                1/15/16                                                 19,419,460
    24,992,720  U.S. Treasury Inflation Indexed Notes, 2.50%,
                7/15/16                                                 27,327,990

Principal Amount                                                             Value

   $39,299,976  U.S. Treasury Inflation Indexed Notes, 2.375%,
                1/15/17(1)                                            $ 42,569,891
    14,021,139  U.S. Treasury Inflation Indexed Notes, 2.625%,
                7/15/17                                                 15,491,171
    33,575,955  U.S. Treasury Inflation Indexed Notes, 1.625%,
                1/15/18(1)                                              34,142,583
                                                                      ------------
TOTAL U.S. TREASURY SECURITIES & EQUIVALENTS
(Cost $411,111,148)                                                    430,460,611
                                                                      ------------
U.S. Government Agency Securities -- 11.2%

     4,000,000  FAMCA, 4.875%, 1/14/11 (Acquired 8/30/07,
                Cost $4,018,400)(2)                                      4,129,857
     3,750,000  FAMCA, 5.50%, 7/15/11 (Acquired 9/6/06,
                Cost $3,804,075)(2)                                      3,979,178
     1,000,000  FAMCA, 5.40%, 10/14/11                                   1,049,044
     3,974,000  FAMCA, 6.71%, 7/28/14                                    4,488,390
     2,000,000  FFCB, 4.875%, 12/16/15                                   2,038,994
     5,000,000  FFCB, 4.875%, 1/17/17                                    5,089,760
     1,030,000  FHLB, 4.875%, 5/17/17                                    1,046,817
     2,000,000  FHLMC, 5.625%, 3/15/11                                   2,109,904
     5,750,000  FHLMC, 4.375%, 7/17/15                                   5,725,844
    18,244,000  FNMA, 6.625%, 11/15/30                                  21,751,683
    10,070,000  FNMA, VRN, 5.12%, 7/17/08, resets monthly off the
                Consumer Price Index Year over Year
                plus 1.14% with a cap of 24.00%, Final
                Maturity 2/17/09                                        10,192,451
     2,845,000  PEFCO, 4.97%, 8/15/13                                    2,937,457
     4,000,000  PEFCO, 4.55%, 5/15/15                                    4,027,220
    13,800,000  TVA Inflation Indexed Notes, 6.79%, 5/23/12             15,225,457
     1,750,000  TVA Inflation Indexed Notes, 4.875%, 12/15/16            1,768,799
     3,550,000  TVA Inflation Indexed Notes, 4.50%, 4/1/18               3,478,734
                                                                      ------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(Cost $89,412,164)                                                      89,039,589
                                                                      ------------

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VP Inflation Protection

Principal Amount                                                             Value

U.S. Government Agency Mortgage-Backed Securities(3) -- 10.3%

     $ 670,890  FHLMC, 4.50%, 5/1/19                                     $ 654,411
     3,615,579  FHLMC, 5.00%, 4/1/21                                     3,589,630
    23,727,466  FHLMC, 5.00%, 5/1/23                                    23,468,195
       339,846  FHLMC, 5.50%, 12/1/33                                      336,767
     4,772,886  FHLMC, 5.50%, 12/1/36                                    4,710,242
       892,900  FNMA, 5.00%, 9/1/20                                        887,450
    35,326,118  FNMA, 5.50%, 9/1/35                                     34,933,539
     9,469,529  FNMA, 5.50%, 7/1/36                                      9,352,457
       119,962  GNMA, 6.00%, 6/20/17                                       123,044
       104,886  GNMA, 6.00%, 7/20/17                                       107,581
       703,595  GNMA, 6.00%, 5/15/24                                       719,180
     2,662,989  GNMA, 5.50%, 9/20/34                                     2,651,456
                                                                      ------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $82,292,965)                                                      81,533,952
                                                                      ------------
Collateralized Mortgage Obligations(3) -- 9.2%

     3,246,866  Banc of America Alternative Loan Trust, Series
                2007-2, Class 2A4, 5.75%, 6/25/37                        3,008,461
     2,430,000  Banc of America Commercial Mortgage Inc., Series
                2004-2, Class A3 SEQ, 4.05%, 11/10/38                    2,379,258
     6,200,000  Banc of America Commercial Mortgage Inc., Series
                2007-4, Class A3 SEQ, 5.81%, 8/10/14                     5,933,208
       872,431  Banc of America Large Loan, Series 2005 MIB1,
                Class A1, VRN, 2.62%, 7/15/08, resets monthly off
                the 1-month LIBOR plus 0.15% with no caps, Final
                Maturity 3/15/22 (Acquired 11/18/05, Cost
                $872,431)(2)                                               831,584
       845,578  Bear Stearns Commercial Mortgage Securities Trust,
                Series 2003 T12, Class A2 SEQ, 3.88%, 8/1/39               843,177
     7,000,000  Credit Suisse Mortgage Capital Certificates,
                Series 2007 TF2A, Class A1, VRN, 2.65%, 7/15/08,
                resets monthly off the 1-month LIBOR plus 0.18%
                with no caps, Final Maturity 4/15/22 (Acquired
                7/24/07, Cost $7,000,000)(2)                             6,708,850

Principal Amount                                                             Value

   $ 1,326,027  FHLMC, Series 2508, Class UL SEQ, 5.00%, 12/15/16       $1,345,137
     3,000,000  FNMA, Series 2003-92, Class PD, 4.50%, 3/25/17           2,986,155
     4,142,773  GMAC Commercial Mortgage Securities, Inc., Series
                2005 C1, Class A2 SEQ, 4.47%, 5/10/43                    4,113,770
        81,641  GNMA, Series 2003-112, Class MN, 4.00%, 5/16/25             81,605
       915,370  GNMA, Series 2003-46, Class PA, 5.00%, 5/20/29             926,766
     2,000,000  GNMA, Series 2005-24, Class UB SEQ, 5.00%, 1/20/31       2,009,450
     6,000,000  Greenwich Capital Commercial Funding Corp., Series
                2005 GG3, Class A2 SEQ, 4.31%, 8/10/42                   5,959,206
     2,000,000  LB-UBS Commercial Mortgage Trust, Series 2003 C3,
                Class A3 SEQ, 3.85%, 5/15/27                             1,922,064
       372,295  LB-UBS Commercial Mortgage Trust, Series 2003 C5,
                Class A2 SEQ, 3.48%, 7/15/27                               371,575
     4,993,935  LB-UBS Commercial Mortgage Trust, Series 2004 C4,
                Class A2, 4.57%, 6/15/29, Final Maturity 6/15/29         4,994,843
     3,767,276  LB-UBS Commercial Mortgage Trust, Series 2005 C2,
                Class A2 SEQ, 4.82%, 4/15/30                             3,760,725
     2,590,000  LB-UBS Commercial Mortgage Trust, Series 2005 C3,
                Class A3 SEQ, 4.65%, 7/30/30                             2,527,420
     6,262,138  Lehman Brothers Floating Rate Commercial Mortgage
                Trust, Series 2007 LLFA, Class A1, VRN, 2.77%,
                7/15/08, resets monthly off the 1-month LIBOR plus
                0.30% with no caps, Final Maturity 6/15/22
                (Acquired 8/3/07, Cost $6,262,138)(2)                    5,973,271
     2,000,000  Merrill Lynch Mortgage Trust STRIPS - COUPON,
                Series 2006 C1, Class A2, VRN, 5.61%, 7/1/08,
                Final Maturity 5/12/39                                   2,002,604
     4,621,912  Morgan Stanley Capital I, Series 2004 HQ3, Class
                A2 SEQ, 4.05%, 1/13/41                                   4,573,456

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VP Inflation Protection

Principal Amount                                                             Value

   $ 2,055,000  Washington Mutual Mortgage Pass-Through
                Certificates, Series 2004 AR4, Class A6, VRN,
                3.81%, 7/1/08, Final Maturity 6/25/34                   $2,030,369
     1,805,000  Washington Mutual Mortgage Pass-Through
                Certificates, Series 2004 AR7, Class A6, VRN,
                3.94%, 7/1/08, Final Maturity 7/25/34                    1,783,605
     1,000,000  Washington Mutual Mortgage Pass-Through
                Certificates, Series 2005 AR4, Class A3, VRN,
                4.59%, 7/1/08, Final Maturity 4/25/35                      991,864
     5,073,260  Wells Fargo Mortgage Backed Securities Trust,
                Series 2007-11, Class A19 SEQ, 6.00%, 8/25/37            5,013,528
                                                                      ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $74,085,732)                                                      73,071,951
                                                                      ------------
Corporate Bonds -- 7.2%

     2,000,000  ABN AMRO Bank N.V., VRN, 5.94%, 7/28/08, resets monthly off the Consumer Price Index Year over
                Year plus 2.00% with no caps, Final Maturity
                9/27/08                                                  2,013,400
     2,000,000  Barclays Bank plc, VRN, 5.77%, 7/28/08, resets
                monthly off the Consumer Price Index Year over
                Year plus 1.83% with no caps, Final Maturity
                7/28/08                                                  2,002,500
       187,000  Hartford Life Insurance Co., VRN, 6.14%, 7/15/08,
                resets monthly off the Consumer Price Index Year
                Over Year plus 2.20% with no caps, Final Maturity
                10/15/08                                                   188,159
       706,000  HSBC Finance Corp., VRN, 5.02%, 7/10/08, resets
                monthly off the Consumer Price Index Year over
                Year plus 1.08% with no caps, Final Maturity
                9/10/09                                                    687,115
     3,000,000  HSBC Finance Corp., VRN, 5.05%, 7/10/08, resets monthly off the Consumer Price Index Year over
                Year plus 1.11% with no caps, Final Maturity
                2/10/10                                                  2,940,090

Principal Amount                                                             Value

   $ 1,067,000  HSBC Finance Corp., VRN, 5.13%, 7/10/08, resets monthly off the Consumer Price Index Year over
                Year plus 1.19% with no caps, Final Maturity
                2/10/09                                                 $1,073,818
     9,500,000  International Bank for Reconstruction &
                Development, 7.625%, 1/19/23                            12,284,887
        40,000  John Hancock Life Insurance Co., VRN, 5.07%,
                7/15/08, resets monthly off the Consumer Price
                Index Year over Year plus 1.13% with no caps,
                Final Maturity 6/15/10                                      39,677
       179,000  John Hancock Life Insurance Co., VRN, 5.56%,
                7/15/08, resets monthly off the Consumer Price
                Index Year over Year plus 1.62% with no caps,
                Final Maturity 11/15/10                                    179,186
     2,139,000  Lehman Brothers Holdings Inc., VRN, 6.05%,
                7/10/08, resets monthly off the Consumer Price
                Index Year over Year plus 2.07% with no caps,
                Final Maturity 11/10/15                                  1,857,935
     4,160,000  Lehman Brothers Holdings Inc., VRN, 5.44%,
                7/23/08, resets monthly off the Consumer Price
                Index Year over Year plus 1.46% with no caps,
                Final Maturity 3/23/12                                   3,847,251
     4,760,000  Merrill Lynch & Co., Inc., VRN, 5.14%, 7/1/08,
                resets monthly off the Consumer Price Index plus
                1.16% with no caps, Final Maturity 3/2/09                4,705,403
     4,359,000  Morgan Stanley, VRN, 7.33%, 7/1/08, resets monthly off the Consumer Price Index Year over Year plus
                2.10% with no caps, Final Maturity 12/1/17               4,069,519
       303,000  Prudential Financial, Inc., VRN, 5.98%, 7/1/08,
                resets monthly off the Consumer Price Index Year
                over Year plus 2.00% with no caps, Final Maturity
                11/2/20                                                    247,169
    11,246,300  SLM Corporation, 1.32%, 1/25/10                         10,385,621

------

VP Inflation Protection

Principal Amount                                                             Value

     $ 490,000  SLM Corporation, VRN, 6.13%, 7/1/08, resets
                monthly off the Consumer Price Index Year over
                Year plus 2.15% with no caps, Final Maturity 2/1/14      $ 404,147
     1,500,000  SLM Corporation, VRN, 6.18%, 7/15/08, resets
                monthly off the Consumer Price Index Year over
                Year plus 2.20% with no caps, Final Maturity
                6/15/09                                                  1,462,140
     9,072,000  Toyota Motor Credit Corp. Inflation Indexed Bonds,
                1.22%, 10/1/09                                           9,067,464
                                                                      ------------
TOTAL CORPORATE BONDS
(Cost $58,535,017)                                                      57,455,481
                                                                      ------------
Commercial Paper(5) -- 3.6%

    28,100,000  Legacy Capital LLC, 3.05%, 7/1/08 (Acquired
                6/30/08, Cost $28,097,619)(2)
(Cost $28,100,000)                                                      28,097,640
                                                                      ------------

Adjustable-Rate U.S. Government Agency
Mortgage-Backed Securities -- 1.0%

     7,501,094  FHLMC, VRN, 5.77%, 1/1/12, thereafter resets
                monthly off the 1-month LIBOR plus 1.99% with no
                caps, Final Maturity 1/1/38
(Cost $7,674,557)                                                        7,586,126
                                                                      ------------

Sovereign Governments & Agencies -- 0.7%

     5,000,000  KfW, 4.75%, 5/15/12
(Cost $4,896,258)                                                        5,191,530
                                                                      ------------

Principal Amount                                                             Value

Zero-Coupon U.S. Treasury Securities & Equivalents(4) -- 0.5%

   $ 5,000,000  AID (Israel), 4.70%, 5/1/15                             $3,815,140
       353,000  REFCORP STRIPS - COUPON, 3.61%, 10/15/08                   351,016
                                                                      ------------
TOTAL ZERO-COUPON U.S. TREASURY SECURITIES & EQUIVALENTS
(Cost $3,988,491)                                                        4,166,156
                                                                      ------------
Zero-Coupon U.S. Government Agency Securities(4) -- 0.2%

       125,000  FICO STRIPS -- COUPON, 4.40%, 11/30/08                     123,797
     1,000,000  Government Trust Certificates, 3.06%, 11/15/08             991,731
       110,000  TVA STRIPS - COUPON, 4.95%, 10/15/08                       109,259
                                                                      ------------
TOTAL ZERO-COUPON U.S. GOVERNMENT AGENCY SECURITIES
(Cost $1,220,005)                                                        1,224,787
                                                                      ------------

Asset-Backed Securities(3)(6)
       110,630  Atlantic City Electric Transition Funding LLC,
                Series 2003-1, Class A1 SEQ, 2.89%, 7/20/11
(Cost $110,633)                                                            110,423
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 98.3%
(Cost $761,426,970)                                                    777,938,246
                                                                      ------------
OTHER ASSETS AND LIABILITIES -- 1.7%                                    13,302,195
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                            $791,240,441
                                                                      ============

------

VP Inflation Protection

Swap Agreements

Notional Amount     Description of Agreement             Expiration       Unrealized
                                                            Date         Gain (Loss)

CREDIT DEFAULT

       $ 4,750,000  Pay quarterly a fixed rate
                    equal to 0.20% multiplied by
                    the notional amount and receive
                    from Merrill Lynch
                    International upon each default
                    event of HSBC Finance Corp.,
                    par value of the proportional
                    notional amount of HSBC Finance
                    Corp., 7.00%, 5/15/12.               June 2010          $165,700

TOTAL RETURN

        44,000,000  Pay a fixed rate equal to
                    2.4875% and receive the return
                    of the U.S. CPI Urban Consumers
                    NSA Index upon the termination
                    date with Barclays Bank plc.         July 2010         1,193,178
        20,000,000  Pay a fixed rate equal to 1.13%
                    and receive the return of the
                    U.S. CPI Urban Consumers NSA
                    Index upon the termination date
                    with Barclays Bank plc.            January 2012        1,070,563
       =35,000,000  Pay a fixed rate equal to 1.14%
                    and receive the return of the
                    U.S. CPI Urban Consumers NSA
                    Index upon the termination date
                    with Barclays Bank plc.             March 2012         1,501,231
        20,000,000  Pay a fixed rate equal to 1.21%
                    and receive the return of the
                    U.S. CPI Urban Consumers NSA
                    Index upon the termination date
                    with Barclays Bank plc.              June 2014           471,644
        20,000,000  Pay a fixed rate equal to 1.31%
                    and receive the return of the
                    U.S. CPI Urban Consumers NSA
                    Index upon the termination date
                    with Barclays Bank plc.             April 2017           577,212
        40,000,000  Pay a fixed rate equal to 2.77%
                    and receive the return of the
                    U.S. CPI Urban Consumers NSA
                    Index upon the termination date
                    with Barclays Bank plc.             April 2018           772,062
        30,100,000  Pay a fixed rate equal to
                    2.895% and receive the return
                    of the U.S. CPI Urban Consumers
                    NSA Index upon the termination
                    date with Barclays Bank plc.       December 2027             520
                                                                         -----------
                                                                          $5,752,110
                                                                         ===========

------

VP Inflation Protection

Notes to Schedule of Investments

AID = Agency for International Development

CPI = Consumer Price Index

Equivalent = Security whose principal payments are secured by U.S. Treasurys

FAMCA = Federal Agricultural Mortgage Corporation

FFCB = Federal Farm Credit Bank

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

GMAC = General Motors Acceptance Corporation

LIBOR = London Interbank Offered Rate

LB-UBS = Lehman Brothers Inc. -- UBS AG

NSA = Not Seasonally Adjusted

PEFCO = Private Export Funding Corporation

REFCORP = Resolution Funding Corporation

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TVA = Tennessee Valley Authority

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective June 30, 2008.

(1) Security, or a portion thereof, has been segregated for swap agreements.

(2) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at June 30, 2008 was $49,720,380, which represented 6.3% of total net assets.

(3) Final maturity indicated, unless otherwise noted.

(4) The rate indicated is the yield to maturity at purchase. These securities are issued at a substantial discount from their value at maturity.

(5) The rate indicated is the yield to maturity at purchase.

(6) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (UNAUDITED)

ASSETS

Investment securities, at value (cost of $761,426,970)          $777,938,246

Cash                                                               1,754,112

Receivable for investments sold                                      228,199

Unrealized appreciation on swap agreements                         5,752,110

Interest receivable                                                6,005,443
                                                               -------------
                                                                 791,678,110
                                                               -------------

LIABILITIES

Accrued management fees                                              300,560

Distribution fees payable                                            137,109
                                                               -------------
                                                                     437,669
                                                               -------------

NET ASSETS                                                      $791,240,441
                                                               =============

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)                         $775,438,803

Accumulated net realized loss on investment transactions         (6,462,040)

Net unrealized appreciation on investments                        22,263,678
                                                               -------------
                                                                $791,240,441
                                                               =============

CLASS I, $0.01 PAR VALUE

Net assets                                                       $94,140,590

Shares outstanding                                                 8,842,306

Net asset value per share                                             $10.65

CLASS II, $0.01 PAR VALUE

Net assets                                                      $697,099,851

Shares outstanding                                                65,503,531

Net asset value per share                                             $10.64

See Notes to Financial Statements.

------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

INVESTMENT INCOME (LOSS)

INCOME:

Interest                                                       $22,311,887
                                                               -----------

EXPENSES:

Management fees                                                  1,748,687

Distribution fees - Class II                                       800,786

Directors' fees and expenses                                        30,720

Other expenses                                                         790
                                                               -----------
                                                                 2,580,983
                                                               -----------

NET INVESTMENT INCOME (LOSS)                                    19,730,904
                                                               -----------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:

Investment transactions                                          3,123,876

Swaps transactions                                                 (4,829)
                                                               -----------
                                                                 3,119,047
                                                               -----------

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

Investments                                                    (4,626,016)

Swaps                                                            5,001,158
                                                               -----------
                                                                   375,142
                                                               -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)                          3,494,189
                                                               -----------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                      $23,225,093
                                                               ===========

See Notes to Financial Statements.

------

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2007

Increase (Decrease) in Net Assets                              2008           2007

OPERATIONS

Net investment income (loss)                           $ 19,730,904   $ 24,884,805

Net realized gain (loss)                                  3,119,047    (4,594,610)

Change in net unrealized appreciation (depreciation)        375,142     30,596,697
                                                       ------------   ------------
Net increase (decrease) in net assets
resulting from operations                                23,225,093     50,886,892
                                                       ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:

 Class I                                                (2,372,129)    (2,146,223)

 Class II                                              (17,354,357)   (22,744,318)
                                                       ------------   ------------
Decrease in net assets from distributions              (19,726,486)   (24,890,541)
                                                       ------------   ------------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets from capital
share transactions                                      181,398,712     57,558,294
                                                       ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS                   184,897,319     83,554,645

NET ASSETS

Beginning of period                                     606,343,122    522,788,477
                                                       ------------   ------------
End of period                                          $791,240,441   $606,343,122
                                                       ============   ============

See Notes to Financial Statements.

------

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios II, Inc. (the corporation)
is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Inflation Protection Fund (the fund)
is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund's investment objective is to pursue long-term total return using a strategy that seeks to protect against U.S. inflation. The fund pursues its investment objective by investing substantially all of its assets in investment-grade debt securities. The fund normally invests over 50% of its assets in inflation-adjusted debt securities that are designed to protect the future purchasing power of the money invested in them. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I and Class II. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the fund may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price. The fund accounts for "roll" transactions as purchases and sales; as such these transactions may increase portfolio turnover.

------

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM or American Century Global
Investment Management, Inc. (ACGIM), may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

SWAP AGREEMENTS -- The fund may enter into swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible. A basic swap agreement is a contract in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default events. The fund may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. Swap agreements are valued daily and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on swaps. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements.
The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments and instruments.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2004. At this time, management has not identified any uncertain tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of paydown losses, interest on swap agreements, certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2007, the fund had accumulated net realized capital loss carryovers for federal income tax purposes of $(8,009,558), which may be used to offset future taxable gains. Capital loss carryovers of $(721,603), $(3,476,419)
and $(3,811,536) expire in 2013, 2014 and 2015, respectively.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

------

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the
Investment Category Fee range from 0.1625% to 0.2800%. The rates for the Complex
Fee range from 0.2500% to 0.3100%. The effective annual management fee for each class of the fund for the six months ended June 30, 2008 was 0.48% for Class I and Class II.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master Distribution
Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc.
(ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the six months ended June 30, 2008, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services, LLC.

Effective May 15, 2008, the fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management,
Inc. (JPMIM). JPMIM is a wholly owned subsidiary of JPMorgan Chase & Co. (JPM).
JPM is an equity investor in ACC. JPMorgan Chase Bank is a custodian of the fund and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases of investment securities, excluding short-term investments, for the six months ended June 30, 2008, totaled $329,848,404, of which $327,479,912 represented U.S. Treasury and Agency obligations.

Sales of investment securities, excluding short-term investments, for the six months ended June 30, 2008, totaled $186,745,363, of which $181,822,466 represented U.S. Treasury and Agency obligations.

As of June 30, 2008, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                $763,003,327
                                                             ==============
Gross tax appreciation of investments                           $21,106,977

Gross tax depreciation of investments                           (6,172,058)
                                                             --------------
Net tax appreciation (depreciation) of investments              $14,934,919
                                                             ==============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

------

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

                  Six months ended June 30, 2008      Year ended December 31, 2007
                      Shares          Amount             Shares          Amount
CLASS I/SHARES
AUTHORIZED          250,000,000                        250,000,000
                   ============                       ============
Sold                  4,296,473     $46,369,766          2,080,742     $21,237,789

Issued in
reinvestment of
distributions           221,030       2,372,129            211,089       2,146,223

Redeemed              (914,654)     (9,750,016)          (928,167)     (9,494,128)
                   ------------    ------------      ------------   -------------
                      3,602,849      38,991,879          1,363,664      13,889,884
                   ------------    ------------      ------------   -------------
CLASS II/SHARES
AUTHORIZED          250,000,000                        250,000,000
                   ============                       ============
Sold                 18,922,968     203,278,296         12,261,922     124,922,667

Issued in
reinvestment of
distributions         1,615,435      17,354,357          2,241,654      22,744,318

Redeemed            (7,289,495)    (78,225,820)       (10,219,134)   (103,998,575)
                   ------------    ------------       ------------   -------------
                     13,248,908     142,406,833          4,284,442      43,668,410
                   ------------    ------------       ------------   -------------
Net increase
(decrease)           16,851,757    $181,398,712          5,648,106     $57,558,294
                   ============   =============       ============   =============

5. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United
States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

* Level 1 valuation inputs consist of actual quoted prices based on an active market;

* Level 2 valuation inputs consist of significant direct or indirect observable market data; or

* Level 3 valuation inputs consist of significant unobservable inputs such as the fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities and other financial instruments as of June 30,
2008:

                                           Value of           Unrealized Gain
                                          Investment          (Loss) on Other
Valuation Inputs                          Securities       Financial Instruments*

Level 1 -- Quoted Prices                          --                    --

Level 2 -- Other Significant
Observable Inputs                       $777,938,246            $5,752,110

Level 3 -- Significant Unobservable
Inputs                                            --                    --
                                       -------------         -------------
                                        $777,938,246            $5,752,110
                                       =============         =============

*Includes swap agreements.

------

6. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM or ACGIM, has a
$500,000,000 unsecured bank line of credit agreement with Bank of America, N.A.
The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement, which is subject to annual renewal, bear interest at the Federal Funds rate plus 0.40%. The fund did not borrow from the line during the six months ended June 30, 2008.

7. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board (FASB) issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in September
2006, which is effective for fiscal years beginning after November 15, 2007. FAS
157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 does not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

------

FINANCIAL HIGHLIGHTS
VP Inflation Protection

Class I
For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
                                   2008(1)      2007      2006     2005     2004(2)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                 $10.55    $10.09    $10.26   $10.55     $10.07
                                  --------   -------   -------  -------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)                        0.30      0.49   0.34(3)     0.47       0.24

 Net Realized and
 Unrealized Gain (Loss)               0.10      0.46    (0.15)   (0.28)       0.48
                                  --------   -------   -------  -------   --------
 Total From
 Investment Operations                0.40      0.95      0.19     0.19       0.72
                                  --------   -------   -------  -------   --------
Distributions
 From Net
 Investment Income                  (0.30)    (0.49)    (0.36)   (0.47)      (0.24)

 From Net
 Realized Gains                         --        --        --   (0.01)         --
                                  --------   -------   -------  -------   --------
 Total Distributions                (0.30)    (0.49)    (0.36)   (0.48)      (0.24)
                                  --------   -------   -------  -------   --------
Net Asset Value,
End of Period                       $10.65    $10.55    $10.09   $10.26     $10.55
                                  ========   =======   =======  =======   ========

TOTAL RETURN(4)                      3.81%     9.66%     1.90%    1.81%      7.37%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                        0.49%(5)     0.50%     0.50%    0.50%   0.49%(5)

Ratio of Net Investment Income
(Loss) to
Average Net Assets                5.67%(5)     4.75%     3.37%    4.85%   3.52%(5)

Portfolio Turnover Rate                29%      109%       96%      82%    108%(6)

Net Assets, End of Period (in
thousands)                         $94,141   $55,277   $39,096  $29,040    $11,319

(1) Six months ended June 30, 2008 (unaudited).

(2) May 7, 2004 (commencement of sale) through December 31, 2004.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended December 31, 2004.

See Notes to Financial Statements.

------

VP Inflation Protection

Class II
For a Share Outstanding Throughout the Years Ended December 31
(except as noted)
                        2008(1)     2007       2006         2005      2004          2003

PER-SHARE DATA

Net Asset Value,
Beginning of
Period                  $10.55     $10.08      $10.26      $10.55     $10.31        $10.00
                      --------   --------    --------    --------   --------      --------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)                   0.29       0.46     0.32(2)        0.45       0.35          0.24

 Net Realized
 and
 Unrealized
 Gain (Loss)              0.09       0.47      (0.16)      (0.28)       0.25          0.31
                      --------   --------    --------    --------   --------      --------
 Total From
 Investment
 Operations               0.38       0.93        0.16        0.17       0.60          0.55
                      --------   --------    --------    --------   --------      --------
Distributions
 From Net
 Investment
 Income                 (0.29)     (0.46)      (0.34)      (0.45)     (0.35)        (0.24)

 From Net
 Realized
 Gains                      --         --          --      (0.01)     (0.01)         --(3)
                      --------   --------    --------    --------   --------      --------
 Total
 Distributions          (0.29)     (0.46)      (0.34)      (0.46)     (0.36)        (0.24)
                      --------   --------    --------    --------   --------      --------
Net Asset Value,
End of Period           $10.64     $10.55      $10.08      $10.26     $10.55        $10.31
                      ========   ========    ========    ========   ========      ========

TOTAL RETURN(4)          3.59%      9.49%       1.59%       1.56%      5.81%         5.61%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net
Assets                0.74%(5)      0.75%       0.75%       0.75%      0.74%      0.74%(6)

Ratio of Net
Investment
Income (Loss) to
Average Net
Assets                5.42%(5)      4.50%       3.12%       4.60%      3.40%      2.00%(6)

Portfolio
Turnover Rate              29%       109%         96%         82%       108%          198%

Net Assets, End
of
Period (in
thousands)            $697,100   $551,066    $483,692    $418,424   $199,885       $33,829

(1) Six months ended June 30, 2008 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) ACIM waived its distribution fee from December 31, 2002 through March 31,
2003. Had fees not been waived, the annualized ratio of operating expenses to average net assets and the annualized ratio of net investment income (loss) to average net assets would have been 0.75% and 1.99%, respectively.

See Notes to Financial Statements.

------

APPROVAL OF MANAGEMENT AGREEMENT
VP Inflation Protection

Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of a fund's independent directors or trustees (the "Directors") each year. At American Century Investments, this process is referred to as the "15(c)
Process." The board of directors oversees on a continuous basis and evaluates at its quarterly meetings, directly and through the committees of the board, the nature and quality of significant services provided by the advisor, the investment performance of the fund, shareholder services, audit and compliance functions and a variety of other matters relating to fund operations. Each year, it also holds a special meeting in connection with determining whether to renew the contracts for advisory services, to review fund performance, shareholder services, adviser profitability, audit and compliance matters, and other fund operational matters.

Under a Securities and Exchange Commission rule, each fund is required to disclose in its annual or semiannual report, as appropriate, the material factors and conclusions that formed the basis for the board's approval or renewal of any advisory agreements within the fund's most recently completed fiscal half-year period.

ANNUAL CONTRACT REVIEW PROCESS

As part of the annual 15(c) Process, the Directors reviewed extensive data and information compiled by the advisor and certain independent providers of evaluative data (the "15(c) Providers") concerning VP Inflation Protection (the
"fund") and the services provided to the fund under the management agreement.
The information considered and the discussions held at the meetings included, but were not limited to:

* the nature, extent and quality of investment management, shareholder services and other services provided to the fund;

* reports on the wide range of programs and services the advisor provides to the fund and its shareholders on a routine and non-routine basis;

* information about the compliance policies, procedures, and regulatory experience of the advisor;

* data comparing the cost of owning the fund to the cost of owning a similar fund;

* data comparing the fund's performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

* financial data showing the profitability of the fund to the advisor and the overall profitability of the advisor; and

* data comparing services provided and charges to other investment management clients of the advisor.

In keeping with its practice, the fund's board of directors at a special meeting and at a regularly scheduled quarterly meeting reviewed and discussed the information provided by the advisor throughout the year and to negotiate with the advisor the renewal of the management agreement, including the setting of the applicable advisory fee. The board had the benefit of the advice of its independent counsel throughout the period.

------

FACTORS CONSIDERED

The Directors considered all of the information provided by the advisor, an independent data provider, and the board's independent counsel, and evaluated such information for each fund for which the board has responsibility. The
Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the agreement under the terms ultimately determined by the board to be appropriate, the Directors'
decision was based on the following factors.

NATURE, EXTENT AND QUALITY OF SERVICES - GENERALLY. Under the management agreement, the advisor is responsible for providing or arranging for all services necessary for the operation of the fund. The board noted that under the management agreement, the advisor provides or arranges at its own expense a wide variety of services including:

* fund construction and design

* portfolio security selection

* initial capitalization/funding

* securities trading

* custody of fund assets

* daily valuation of the fund's portfolio

* shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping and communications

* legal-services

* regulatory and portfolio compliance

* financial reporting

* marketing and distribution

The Directors noted that many of these services have expanded over time both in terms of quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels and the changing regulatory environment. In performing their evaluation, the Directors considered information received in connection with the annual review, as well as information provided on an ongoing basis at their regularly scheduled board and committee meetings.

------

INVESTMENT MANAGEMENT SERVICES. The nature of the investment management services provided is quite complex and allows fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes, and liquidity.
In evaluating investment performance, the board expects the advisor to manage the fund in accordance with its investment objectives and approved strategies.
In providing these services, the advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance and other systems to conduct their business. At each quarterly meeting and at the special meeting to consider renewal of the advisory contract, the Directors, directly and through its Portfolio Committee, reviews investment performance information for the fund, together with comparative information for appropriate benchmarks and peer groups of funds managed similarly to the fund.
If performance concerns are identified, the Directors discuss with the advisor the reasons for such results (e.g., market conditions, security and sector selection) and any efforts being undertaken to improve performance. The fund's performance fell below its benchmark for both the one- and three-year periods during the past year. The board discussed the fund's performance with the advisor and was satisfied with the efforts being undertaken by the advisor.

SHAREHOLDER AND OTHER SERVICES. The advisor provides the fund with a comprehensive package of transfer agency, shareholder, and other services. The
Directors, directly and through the various Committees of the Board, review reports and evaluations of such services at their regular quarterly meetings and at its special meeting to consider renewal of the Advisory Contract, including the annual meeting concerning contract review, and reports to the board. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities.
Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the advisor.

COSTS OF SERVICES PROVIDED AND PROFITABILITY. The advisor provides detailed information concerning its cost of providing various services to the fund, its profitability in managing the fund, its overall profitability, and its financial condition. The Directors have reviewed with the advisor the methodology used to prepare this financial information. This financial information regarding the advisor is considered in order to evaluate the advisor's financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee.

ETHICS. The Directors generally consider the advisor's commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the advisor's practices generally meet or exceed industry best practices.

------

ECONOMIES OF SCALE. The Directors review reports provided by the advisor on economies of scale for the complex as a whole and the year-over-year changes in revenue, costs, and profitability. The Directors concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. This analysis is also complicated by the additional services and content provided by the advisor and its reinvestment in its ability to provide and expand those services. Accordingly, the Directors also seek to evaluate economies of scale by reviewing other information, such as year-over-year profitability of the advisor generally, the profitability of its management of the fund specifically, and the expenses incurred by the advisor in providing various functions to the fund. The Directors believe the advisor is appropriately sharing economies of scale through its competitive fee structure, fee breakpoints as the fund complex and the fund increases in size, and through reinvestment in its business to provide shareholders additional content and services. In particular, separate breakpoint schedules based on the size of the entire fund complex and on the size of the fund reflect the complexity of assessing economies of scale.

COMPARISON TO OTHER FUNDS' FEES. The fund pays the advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, extraordinary expenses, and the fees and expenses of the fund's independent directors (including their independent legal counsel). Under the unified fee structure, the advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges and other expenses. Other than their investment advisory fees and Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The board believes the unified fee structure is a benefit to fund shareholders because it clearly discloses to shareholders the cost of owning fund shares, and, since the unified fee cannot be increased without a vote of fund shareholders, it shifts to the advisor the risk of increased costs of operating the fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Directors' analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the fund's unified fee to the total expense ratio of other funds in the fund's peer group. The unified fee charged to shareholders of the fund was in the lowest quartile of the total expense ratios of its peer group.

COMPARISON TO FEES AND SERVICES PROVIDED TO OTHER CLIENTS OF THE ADVISOR. The
Directors also requested and received information from the advisor concerning the nature of the services, fees, and profitability of its advisory services to advisory clients other than the fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the fund. The Directors analyzed this information and concluded that the fees charged and services provided to the fund were reasonable by comparison.

------

COLLATERAL BENEFITS DERIVED BY THE ADVISOR. The Directors reviewed information from the advisor concerning collateral benefits it receives as a result of its relationship with the fund. They concluded that the advisor's primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Directors noted
that the advisor receives proprietary research from broker dealers that execute fund portfolio transactions and concluded that this research is likely to benefit fund shareholders. The Directors also determined that the advisor is able to provide investment management services to certain clients other than the fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Directors concluded, however, that the assets of those other clients are not material to the analysis and, in any event, are included with the assets of the fund to determine breakpoints in the fund's fee schedule, provided they are managed using the same investment team and strategy.

CONCLUSIONS OF THE DIRECTORS

As a result of this process, the Directors, in the absence of particular circumstances and assisted by the advice of legal counsel that is independent of the advisor, taking into account all of the factors discussed above and the information provided by the advisor and others concluded that the investment management agreement between the fund and the advisor is fair and reasonable in light of the services provided and should be renewed.

------

ADDITIONAL INFORMATION

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American
Century Investments' website at americancentury.com and on the Securities and
Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

------

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The CITIGROUP US BROAD INVESTMENT-GRADE (BIG) BOND INDEX is a market-
capitalization-weighted index that includes fixed-rate Treasury, government-sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer.

The CITIGROUP US INFLATION-LINKED SECURITIES INDEX (ILSI)SM measures the return of bonds with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index (CPI).

------

NOTES

------

NOTES

------

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[american century investments logo and text logo ®]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE. . . . . . . . . . . . . . . . .      1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES . . . . . .      1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF. . . . . . . . . . .      1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2008 American Century Proprietary Holdings, Inc. All rights reserved.

0808
CL-SAN-61148

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)  The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company Act of 1940, are filed and attached hereto as Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

By:      /s/ Jonathan S. Thomas
         ---------------------------------------------
         Name:  Jonathan S. Thomas
         Title: President

Date:    August 15, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jonathan S. Thomas
         ---------------------------------------------
         Name:  Jonathan S. Thomas
         Title: President
                (principal executive officer)

Date:    August 15, 2008

By:      /s/ Robert J. Leach
         ---------------------------------------------
         Name:  Robert J. Leach
         Title: Vice President, Treasurer, and
                Chief Financial Officer
                (principal financial officer)

Date:    August 15, 2008